Other Comprehensive Income (Loss) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income Loss Net Of Tax	$ (60,518)	$ (6,525)	$ (292,969)
Other comprehensive income (loss) relating to cash flow hedges, pretax:
Changes in fair value of cash flow hedges during the period, pretax	(2,917)	5,072	(104,130)
Reclassification adjustments, pretax	(25,449)	(18,947)	(1,684)
Total other comprehensive income (loss) relating to cash flow hedges, pretax	22,532	24,019	(102,446)
Foreign-currency translation adjustment, pretax	(112,395)	63,982	(179,987)
Defined benefit pension plans, pretax:
Actuarial (loss) gain on defined benefit pension plans, pretax	(39,571)	121,512	90,643
Reclassification adjustments, pretax	25,418	18,334	8,737
Total other comprehensive income (loss) relating to defined benefit pension plans, pretax	64,989	(103,178)	(81,906)
Other comprehensive income (loss), pretax	(24,874)	(15,177)	(364,339)
Other Comprehensive Income (Loss), Tax
Other comprehensive income (loss) relating to cash flow hedges, tax effect:	(6,047)	(26,139)	41,029
Changes in fair value of cash flow hedges during the period, tax effect	1,346	(21,171)	41,825
Reclassification adjustments, tax effect	7,393	4,968	796
Total other comprehensive income (loss) relating to cash flow hedges, tax effect	(6,047)	(26,139)	41,029
Changes in fair value of cash flow hedges during the period, tax effect	1,346	(21,171)	41,825
Reclassification adjustments, tax effect	7,393	4,968	796
Defined benefit pension plans, tax effect:	(27,553)	34,970	(31,588)
Actuarial (loss) gain on defined benefit pension plans, tax effect	(17,828)	42,159	34,930
Reclassification adjustments, tax effect	9,725	7,189	3,342
Total other comprehensive income (loss) relating to defined benefit pension plans, tax effect	27,553	(34,970)	31,588
Actuarial (loss) gain on defined benefit pension plans, tax effect	(17,828)	42,159	34,930
Reclassification adjustments, tax effect	9,725	7,189	3,342
Other comprehensive income (loss), tax effect	(33,600)	8,831	72,617
Comprehensive Income (Loss), Net before NCI
Other comprehensive income (loss) relating to cash flow hedges, net before NCI:	16,485	(2,120)	(61,417)
Changes in fair value of cash flow hedges during the period, net before NCI	(1,571)	(16,099)	(62,305)
Reclassification adjustments, net before NCI	(18,056)	(13,979)	(888)
Total other comprehensive income (loss) relating to cash flow hedges, net before NCI	16,485	(2,120)	(61,417)
Changes in fair value of cash flow hedges during the period, net before NCI	(1,571)	(16,099)	(62,305)
Reclassification adjustments, net before NCI	(18,056)	(13,979)	(888)
Foreign-currency translation adjustment, net before NCI	(112,395)	63,982	(179,987)
Defined benefit pension plans, net before NCI:
Actuarial (loss) gain on defined benefit pension plans, net before NCI	21,743	(79,353)	(55,713)
Reclassification adjustments, net before NCI	15,693	11,145	5,395
Total other comprehensive income (loss) relating to defined benefit pension plans, net before NCI	(37,436)	68,208	(50,318)
Other comprehensive income (loss), net before NCI	(58,474)	(6,346)	(291,722)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest
Other comprehensive income (loss) relating to cash flow hedges, net before NCI:	16,485	(2,120)	(61,417)
Changes in fair value of cash flow hedges during the period, net before NCI	(1,571)	(16,099)	(62,305)
Reclassification adjustments, net before NCI	(18,056)	(13,979)	(888)
Foreign-currency translation adjustment, Non-controlling interests		(179)	(1,247)
Other comprehensive income (loss), Non-controlling interests			(1,247)
Other comprehensive income (loss) relating to cash flow hedges, OCI net of tax:
Changes in fair value of cash flow hedges during the period, OCI net of tax	(1,571)	(16,099)	(62,305)
Reclassification adjustments, OCI net of tax	(18,056)	(13,979)	(888)
Foreign-currency translation adjustment, net before NCI	(112,395)	63,982	(179,987)
Defined benefit pension plans, OCI net of tax:
Actuarial (loss) gain on defined benefit pension plans, OCI net of tax	21,743	(79,353)	(55,713)
Reclassification adjustments, OCI net of tax	15,693	11,145	5,395
Other comprehensive income (loss), net of tax	$ (60,518)	$ (6,525)	$ (292,969)